Legal proceedings (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 7,235	$ 6,590
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,366	1,270
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	378	569
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,320	1,102
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 10,299	$ 9,531